Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
14.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Accounts receivable	(59,003)	(8,750)	(13,788)
Prepaid expenses and other assets	(2,884)	6,075	(6,139)
Accounts payable and accrued liabilities	46,266	35	(8,716)
Advances from (to) affiliate	67,620	(14,807)	17,347

	51,999	(17,447)	(11,296)

b)	Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) during the years ended December 31, 2013, 2012, and 2011 totaled $146.0 million, $102.1 million, and $91.1 million, respectively.

c)	Taxes paid (including taxes paid by the Dropdown Predecessor) during the years ended December 31, 2013, 2012, and 2011 totaled $0.6 million, $5.7 million and $4.8 million, respectively.

d)	The Partnership’s consolidated statement of cash flows for the years ended December 31, 2013 and 2012 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation. For non-cash changes related to the Dropdown Predecessor, see note 10.

e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Voyageur Spirit (net of cash acquired of $0.9 million)(1) (note 10g)	(234,125)	—	—
Cidade de Itajai (net of cash acquired of $1.3 million) (note 10h)	(52,520)	—	—
Peary Spirit (note 10d)	—	—	(37,729)
Scott Spirit (note 10e)	—	—	(22,954)

	(286,645)	—	(60,683)

(1)	As at December 31, 2013, the cash portion of the original purchase price of the Voyageur Spirit FPSO of $270.0 million was effectively reduced to reflect the $34.9 million indemnification from Teekay Corporation recorded during 2013 (see note 10g).

f)	Contribution of capital from Teekay Corporation to the Dropdown Predecessor included in other financing activities on the consolidated statements of cash flows is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Relating to Voyageur Spirit (note 10g)	5,596	—	—
Relating to Scott Spirit (note 10e)	—	—	2,305

	5,596	—	2,305